Income Tax Expenses - Summary of Major Components of Income Tax Income (Expense) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
Income tax:
Current year		$ 24,862	$ 19,488	$ 7,986
(Over) Underprovision of prior years		(34)	(69)	181
Current tax expense (income) and adjustments for current tax of prior periods		24,828	19,419	8,167
Deferred tax:
Current year (Note 20)		1,514	(557)	(1,004)
(Over) Underprovision of prior years (Note 20)		(598)	67	30
Deferred tax expense (income) recognised in profit or loss		916	(490)	(974)
Foreign withholding tax		2,493	2,374	331
Tax expense (income)	$ 20,889	$ 28,237	$ 21,303	$ 7,524